Segmented Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segmented Information
27.	Segmented Information

Based on the primary products we produce and our development projects, we have five reportable segments — steelmaking coal, copper, zinc, energy and corporate — which is the way we report information to our Chief Executive Officer. The corporate segment includes all of our initiatives in other commodities, our corporate growth activities, and groups that provide administrative, technical, financial and other support to all of our business units. Other operating expenses include general and administration costs, exploration, research and development, and other operating income (expenses). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets does not include intra-group receivables between segments. Deferred tax assets have been allocated amongst segments.

(CAD$ in millions)	December 31, 2018
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$6,349	$2,714	$3,744	$407	$—	$13,214
Less: Intra-segment revenues	—	—	(650)	—	—	(650)

Revenues	6,349	2,714	3,094	407	—	12,564
Cost of sales	(3,309)	(1,837)	(2,225)	(572)	—	(7,943)

Gross profit (loss)	3,040	877	869	(165)	—	4,621
Asset impairments	—	(10)	(31)	—	—	(41)
Other operating income (expenses)	(79)	(247)	826	1	(297)	204

Profit (loss) from operations	2,961	620	1,664	(164)	(297)	4,784
Net finance expense	(47)	(47)	(37)	(16)	(72)	(219)
Non-operating income (expense)	37	4	11	—	(104)	(52)
Share of loss of associates and joint ventures	—	(2)	—	—	(1)	(3)

Profit (loss) before taxes	2,951	575	1,638	(180)	(474)	4,510

Capital expenditures	969	850	409	375	10	2,613

Goodwill	702	419	—	—	—	1,121

Total assets	15,491	10,219	3,692	6,131	4,093	39,626

(CAD$ in millions)	December 31, 2017 (restated)
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$6,014	$2,400	$4,131	$—	$—	$12,545
Less: Intra-segment revenues	—	—	(635)	—	—	(635)

Revenues	6,014	2,400	3,496	—	—	11,910
Cost of sales	(3,000)	(1,814)	(2,529)	—	—	(7,343)

Gross profit	3,014	586	967	—	—	4,567
Impairment reversal and (asset impairments)	207	(44)	—	—	—	163
Other operating income (expenses)	(99)	63	(28)	(3)	(392)	(459)

Profit (loss) from operations	3,122	605	939	(3)	(392)	4,271
Net finance expense	(5)	(45)	(31)	(7)	(124)	(212)
Non-operating income (expense)	(29)	5	(9)	—	(118)	(151)
Share of income of associates and joint ventures	—	3	—	—	3	6

Profit (loss) before taxes	3,088	568	899	(10)	(631)	3,914

Capital expenditures	673	467	244	911	4	2,299

Goodwill	702	385	—	—	—	1,087

Total assets	15,241	9,533	3,720	5,667	2,867	37,028

The geographical distribution of our non-current assets is as follows:

(CAD$ in millions)	December 31, 2018	December 31, 2017
Canada	$23,238	$22,466
Chile	7,146	6,077
Peru	1,477	1,305
United States	1,282	1,131
Other	99	96

	$33,242	$31,075

Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.